Equity - Earnings (Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 4,811	$ 2,794	$ 5,881	$ 4,939
Net income attributable to shareholders of Petrobras, discontinued operations	4,756	2,742	5,735	4,833
Net income attributable to shareholders of Petrobras, continuing operations	$ 55	$ 52	$ 146	$ 106
Weighted average number of outstanding shares	13,044,201,261	13,044,496,930	13,044,201,261	13,044,496,930
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.37	$ 0.22	$ 0.45	$ 0.38
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.36	0.21	0.44	0.37
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	0.74	0.44	0.90	0.76
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	0.72	0.42	0.88	0.74
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Common Shares [member]
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 2,744	$ 1,594	$ 3,354	$ 2,818
Net income attributable to shareholders of Petrobras, discontinued operations	2,713	1,564	3,271	2,758
Net income attributable to shareholders of Petrobras, continuing operations	$ 31	$ 30	$ 83	$ 60
Weighted average number of outstanding shares	7,442,231,382	7,442,454,142	7,442,231,382	7,442,454,142
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.37	$ 0.22	$ 0.45	$ 0.38
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.36	0.21	0.44	0.37
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	0.74	0.44	0.90	0.76
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	0.72	0.42	0.88	0.74
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Preference Shares [member]
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 2,067	$ 1,200	$ 2,527	$ 2,121
Net income attributable to shareholders of Petrobras, discontinued operations	2,043	1,178	2,464	2,075
Net income attributable to shareholders of Petrobras, continuing operations	$ 24	$ 22	$ 63	$ 46
Weighted average number of outstanding shares	5,601,969,879	5,602,042,788	5,601,969,879	5,602,042,788
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.37	$ 0.22	$ 0.45	$ 0.38
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.36	0.21	0.44	0.37
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	0.74	0.44	0.90	0.76
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	0.72	0.42	0.88	0.74
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.02	$ 0.02	$ 0.02	$ 0.02